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January 11, 2013
FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Stadion Investment Trust
File Nos. 811-21317 and 333-103714

Ladies and Gentlemen:

On behalf of Stadion Investment Trust (“Registrant”), attached for filing is Post-Effective Amendment No. 31 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 75 days after filing pursuant to Rule 485(a)(2) under the Securities Act of 1933.  The Amendment is being filed to establish a new series of the Registrant, the Stadion Market Opportunity Fund.

Please contact the undersigned at 513/587-3418 if you have any questions.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary